UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                            Washington, D.C.  20549
                                                    FORM 13F
                                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2012

Check here if Amendment       [ ]             Amendment Number:

This Amendment                [ ]             is a restatement
                              [ ]             adds new holding entries

Institutional Investment Manager Filing this Report:

Name:       BANKERS TRUST CO OF SOUTH DAKOTA
Address:    5032 SOUTH BUR OAK PL, SUITE 131
            SIOUX FALLS, SD 57108


13F File Number: 28-06751

The institutional investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: JOHN LEPLEY
Title: COMPLIANCE OFFICER
Phone: 515 245 2459
Signature, Place, and Date of Signing:

1    DES MOINES, IA    07/25/2012

Report Type     (Check only one)
                [X]            13F HOLDINGS REPORT
                [ ]            13F NOTICE
                [ ]            13F COMBINATION REPORT


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:           12
Form 13F Information Table Value Total:           $ 200,236

List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
                                   TITLE                  VALUE     SHARES/  SH/  PUT/ INVSTMT OTHER          VOTING AUTHORITY
  NAME OF ISSUER                   OF CLASS     CUSIP     (X $1000) PRN AMOUNTPRN CALL DISCRTN MANAGERS SOLE     SHARED   NONE

  ANCHOR                           COM          032838104      1053   101803 SH        SOLE             101803
  BBCN BANCORP                     COM          073295107      1659   152358 SH        SOLE                               152358
  MEREDITH CORP                    COM          589433200        42     1316 SH        SOLE                               1316
  MEREDITH CORP                    COM          589433200      4908   153658 SH        OTHER            153658
  CSF INC                          COM          CS0001517      4610  1000000 SH        DEFINED          1000000
  MONA VIE INC CAPITAL STOCK       COM          CS0002598     87589 12861861 SH        SOLE             12861861
  DAKOTA SUPPLY GROUP              COM          CS9000114     81936   171271 SH        SOLE                               171271
  CARVER MACHINE WORKS             COM          CS9000122      2907    90000 SH        SOLE                               90000
  EQUIPOISE CORPORATION &          COM          CS9000189      3351    92158 SH        SOLE                               92158
  MBW COMPANY CLASS A COMMON STOCK COM          CS9000197      2400   120000 SH        SOLE                               120000
  FIDELITY BAN CORPORATION         COM          CS9000247      3194     1200 SH        DEFINED          1200
  CRAMER & ASSOCIATES              COM          SU0013957      6587    50283 SH        SOLE             50283